Cover	6 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Central Index Key	0001912884
Document Type	6-K
Entity File Number	001-42903
Entity Registrant Name	Republic Power Group Limited
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30